Federated Hermes U S Treasury Cash Reserves Average Annual Total Returns - Select Shares [Member] - SEL	12 Months Ended	30 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent	4.14%	4.77%
Performance Inception Date		Jul. 03, 2023